Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Other comprehensive income/(expense)	[1]	$ 733	$ (878)	$ (145)
Costs of hedging		$ (19)	$ (7)	$ (6)

[1]	Included within Other comprehensive income of $733m (2022: expense of $878m; 2021: expense of $145m) is a charge of $19m (2022: charge of $7m; 2021: charge of $6m), relating to Costs of hedging.